OIL AND GAS PROPERTIES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 5. OIL AND GAS PROPERTIES

The Company signed a prospect agreement with Solimar Energy LLC (Solimar) in June 2011, granting Solimar the option to acquire 35% of the Company’s 40% working interest in Tejon Footwall Proper as well as 50% working interest in any and all acquisitions in the Tejon Extension area. In exchange, Solimar agreed to pay a $200,000 prospect fee and was to commence drilling on an exploratory well no later than March 31, 2012. This agreement was voided on August 6, 2012, resulting in a Modified Agreement described below.

In August 2012, the Company signed a Purchase and Sale Agreement with Neon Energy assigning the Company Neon Energy’s 20% interest in the Tejon Footwall Proper, along with operatorship. The cost of this exchange to the Company was $60,000.

On August 6, 2012, the Company signed a Modified Agreement with Solimar to assign 17.5% interest in the Tejon Footwall Proper to Solimar. This agreement provides the Company with operatorship of shallow drilling on the leasehold, while allowing Solimar operatorship on deep drilling on this same leasehold. Under the original agreement, Solimar paid the Company a $200,000 prospect fee, which was recorded at $76,524 of cost recovery of the Company’s capitalized undeveloped leasehold costs related to the Tejon Footwall Proper prospect, and $123,476 gain on conveyance of working interests.

On November 13, 2012, NAMG entered into a Farm-In Agreement (“Farm-In”) with Avere Energy Corp, a Delaware corporation (“Avere”) to develop leaseholds in the San Joaquin Basin. Avere was assigned a 25% working interest in the Tejon Ranch Extension leases, a 21.25% interest in the Tejon Main Area leases, and a 50% working interest in the White Wolf lease. Pursuant to the Farm-In, Avere’s obligation was to transfer $2,200,000 for use in NAMG’s operations. These operations include 100% of the working interest costs associated with drilling and testing one (1) exploration well in the Tejon Extension area (in an amount up to a maximum of $1,300,000), $347,500 to secure additional leaseholds in the White Wolf prospect area, and $552,500 to drill a well in the Tejon Main lease area.

The Farm-In was amended on March 4, 2013. The amendment corrected an administrative error in Section 1.3(d)(ii) of the Farm-in to provide that Avere shall provide NAMG with $347,500 to be used for delay rentals or leasing new acreage in White Wolf. The Farm-In incorrectly stated the amount for White Wolf operations at $647,500. In addition, the wording of Section 1.3(f) of the Agreement had indicated that a $500,000 purchase of common stock by East/West petroleum at $.10 per share was to be exclusively used for White Wolf acquisition purchases. The amendment to the Farm-In allow for more flexibility of use of this capital to include working on existing projects (including the Tejon Main Area and the Tejon Ranch Extension).

On August 1, 2013 the Company and Avere entered into a Purchase and Sale Agreement with Solimar to purchase an additional interest in the Tejon Main leaseholds. This Agreement resulted in the Company retaining 40% working interest in the Tejon Main Lease, with Avere holding a 50% working interest, and Solimar holding a 10% working interest.

Combined, the Company at December 31, 2013 has over 174 leaseholds in the San Joaquin Basin with one to four (4) year terms that expire through December 2017.

Oil and gas properties consist of the following:

	December 31, 2013	December 31, 2012

Oil and Gas Property
Unproved Leaseholds	$378,478	$217,347
Asset Retirement Obligation	94,042	61,407

Total Oil and Gas Properties	$472,520	$278,754